UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5611

Name of Fund: MuniVest Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniVest
      Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004                   (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 4.4%               $ 2,550   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),      $   2,730
                                       Series A, 6.125% due 12/01/2024
                               7,500   Courtland, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Champion                  7,836
                                       International Corporation Project), AMT, Series A, 6.50% due 9/01/2025
                                       Huntsville, Alabama, Health Care Authority Revenue Bonds:
                               3,500       Series A, 5.75% due 6/01/2031                                                      3,638
                               7,000       Series B, 5.75% due 6/01/2032                                                      7,304
                               5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds                 5,226
                                       (International Paper Company Project), Series B, 5.50% due 5/01/2020
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.4%                          Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility)(i):
                               3,575       6% due 2/01/2014                                                                   4,017
                               3,830       6% due 2/01/2016                                                                   4,285
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.3%                 4,375   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools        4,308
                                       Project 1), Series A, 6.75% due 7/01/2029
                                       Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                       Project):
                               2,100       Series E, 7.25% due 7/01/2031                                                      2,234
                                 500       Series I, 6.10% due 7/01/2024                                                        506
                               1,000       Series I, 6.30% due 7/01/2031                                                      1,008
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.5%                     California State Public Works Board, Lease Revenue Bonds:
                               5,000       (Department of Corrections), Series C, 5.50% due 6/01/2022                         5,378
                               6,000       (Department of Corrections), Series C, 5.50% due 6/01/2023                         6,417
                              10,775       (Department of Mental Health - Coalinga State Hospital), Series A, 5.125%         10,907
                                           due 6/01/2029
                                       California State, Various Purpose, GO:
                              13,570       5.50% due 4/01/2030                                                               14,321
                              16,250       5.50% due 11/01/2033                                                              17,102
                               5,240   California Statewide Communities Development Authority, Health Facility Revenue        5,624
                                       Bonds (Memorial Health Services), Series A, 6% due 10/01/2023
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
S/F      Single-Family

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
California (concluded)                 Golden State Tobacco Securitization Corporation of California, Tobacco
                                       Settlement Revenue Bonds:
                             $ 7,280       Series A-3, 7.875% due 6/01/2042                                               $   7,899
                               3,750       Series A-4, 7.80% due 6/01/2042                                                    4,051
                               1,375       Series A-5, 7.875% due 6/01/2042                                                   1,492
                              13,900       Series B, 5.375% due 6/01/2028                                                    14,310
                               8,850       Series B, 5.50% due 6/01/2033                                                      9,272
                              15,000       Series B, 5.50% due 6/01/2033(f)                                                  16,083
                               5,000       Series B, 5.50% due 6/01/2043(f)                                                   5,325
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.6%                        Arapahoe County, Colorado, School District Number 005, GO (Cherry Creek):
                               5,750       6% due 12/15/2013                                                                  6,485
                               4,165       6% due 12/15/2014                                                                  4,698
                                       Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2:
                               1,175       6.60% due 5/01/2028                                                                1,205
                                 385       7.50% due 4/01/2031                                                                  397
                               3,000   Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),          3,027
                                       Series A, 5.25% due 6/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.7%                     Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                       Refunding Bonds (Priority Distribution):
                               2,810       6.25% due 1/01/2031                                                                2,972
                               1,500       5.25% due 1/01/2033                                                                1,455
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.8%                 6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds         6,172
                                       (Adventist Health System), Series D, 5.375% due 11/15/2035
                              10,320   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds           10,823
                                       (Adventist Health System), 5.625% due 11/15/2032
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.0%                         Georgia Municipal Electric Authority, Power Revenue Refunding Bonds:
                               4,600       Series W, 6.60% due 1/01/2018                                                      5,486
                                 250       Series W, 6.60% due 1/01/2018(e)                                                     302
                                 250       Series Y, 10% due 1/01/2010(e)                                                       329
                                       Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                       (Georgia College and State University Foundation):
                               4,390       5.50% due 9/01/2024                                                                4,532
                               2,000       5.625% due 9/01/2030                                                               2,042
                               4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power        5,589
                                       Corporation-Scherer), Series A, 6.80% due 1/01/2011
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.2%                   1,145   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2,           1,148
                                       6.90% due 1/01/2027
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 21.6%               3,005   Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6%                   3,409
                                       due 1/01/2016(f)
                               5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue               5,439
                                       Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019(c)
                                       Chicago, Illinois, O'Hare International Airport Revenue Bonds, AMT:
                               8,540       Series 368, DRIVERS, 8.985% due 7/01/2011(c)(j)                                   10,232
                              11,200       Third Lien, Series B-2, 6% due 1/01/2029(n)                                       12,206
                               7,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,               8,195
                                       DRIVERS, AMT, Series 253, 9.502% due 1/01/2020(c)(j)

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois (concluded)         $   135   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%                   $     136
                                       due 3/01/2032(l)(m)
                               5,000   Cook County, Illinois, Community High School District Number 219, Niles Township,      5,674
                                       GO, 6% due 12/01/2017(f)
                              10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids          10,053
                                       Management LLC Project), AMT, 6% due 11/01/2023
                               2,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation         2,254
                                       Providers Facility), Series A, 6.50% due 7/01/2022
                               1,365   Illinois Development Finance Authority, Revenue Refunding Bonds (Community             1,419
                                       Rehabilitiation Providers), Series A, 6% due 7/01/2015
                               6,040   Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75%                   6,174
                                       due 9/01/2023
                               9,300   Illinois State Finance Authority Revenue Bonds (University of Chicago), Series A,      9,338
                                       5% due 7/01/2034
                               5,245   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,        6,571
                                       GO, DRIVERS, Series 283, 9.532% due 2/01/2018(f)(j)
                               2,500   Kane Cook and Du Page Counties, Illinois, School District 46, Elgin, GO, 6.375%        2,875
                                       due 1/01/2019(i)
                                       Mc Lean and Woodford Counties, Illinois, Community Unit, School District Number
                                       005, GO, Refunding(i):
                               5,000       6.25% due 12/01/2014                                                               5,812
                               4,000       6.375% due 12/01/2016                                                              4,679
                              18,550   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue     20,673
                                       Refunding Bonds (McCormick Place Expansion), Series B, 5.75% due 6/15/2023(c)
                                       Regional Transportation Authority, Illinois, Revenue Bonds:
                               3,500       Series A, 7.20% due 11/01/2020(h)                                                  4,544
                               4,000       Series C, 7.75% due 6/01/2020(f)                                                   5,550
                               3,000   Will County, Illinois, Environmental Revenue Bonds (Mobil Oil Refining                 3,191
                                       Corporation Project), AMT, 6.40% due 4/01/2026
                                       Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                       Series A (i):
                               1,475       6.50% due 11/01/2010(a)                                                            1,739
                                 505       6.50% due 11/01/2013                                                                 585
                                 395       6.50% due 11/01/2015                                                                 458
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 6.8%                 1,700   Fort Wayne, Indiana, PCR, Refunding (General Motors Corporation Project), 6.20%        1,801
                                       due 10/15/2025
                               6,500   Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds          6,845
                                       (Clarian Health Partners Inc.), Series A, 6% due 2/15/2021
                               4,290   Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%              4,297
                                       due 1/01/2017(k)
                               8,195   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%      10,096
                                       due 12/01/2016
                              15,335   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding          18,339
                                       Bonds, Series D, 6.75% due 2/01/2014
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%                  3,805   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds                      4,046
                                       (Mortgage-Backed Securities Program), AMT, Series A-4, 5.95% due 12/01/2033(m)
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.6%               4,000   De Soto Parish, Louisiana, Environmental Improvement Revenue Refunding Bonds           4,148
                                       (International Paper Co. Project), AMT, Series B, 6.55% due 4/01/2019
                              10,575   Louisiana Local Government, Environmental Facilities, Community Development           11,633
                                       Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                       6.30% due 7/01/2030(h)
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                           Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                       (Avesta Housing Development Corporation Project), Series A:
                             $   775       5.70% due 8/01/2021                                                            $     764
                               1,190       6% due 2/01/2034                                                                   1,169
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.7%           2,035   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%                 2,642
                                       due 1/01/2011(e)
                               3,010   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General           3,810
                                       Transportation System), Series A, 7% due 3/01/2019
                              30,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%           36,347
                                       due 7/15/2019
                                       Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                                       Series A (f):
                               1,000       6% due 8/01/2014                                                                   1,141
                               2,480       6% due 8/01/2017                                                                   2,818
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.8%                7,695   Delta County, Michigan, Economic Development Corporation, Environmental                8,156
                                       Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                       due 4/15/2027
                                       Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                       (Mount Clemens General Hospital), Series B:
                               3,715       5.75% due 11/15/2025                                                               3,537
                               5,250       5.875% due 11/15/2034                                                              4,978
                                       Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                                 390       (Ascension Health Credit), Series A, 6.125% due 11/15/2009(a)                        449
                               3,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009(a)(c)                   3,455
                               1,300       (Detroit Medical Center Obligation Group), Series A, 6.25% due 8/15/2013           1,240
                               1,000       (Sinai Hospital), 6.70% due 1/01/2026                                                966
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%               7,235   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),       7,578
                                       Series A, 5.75% due 11/15/2032
                               1,405   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital      1,604
                                       Obligation Group), Series A, 6.25% due 5/01/2017(i)
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 4.9%                     Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                       (Weyerhaeuser Company Project):
                               3,650       Series A, 6.80% due 4/01/2022                                                      4,332
                               4,000       Series B, 6.70% due 4/01/2022                                                      4,702
                              20,705   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System         20,749
                                       Energy Resources Inc. Project), 5.875% due 4/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%                2,600   Missouri State Development Finance Board, Infrastructure Facilities Revenue            2,654
                                       Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032
                                 390   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds                401
                                       (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031(b)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%                 6,000   Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A,        6,328
                                       5.20% due 5/01/2033
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.2%                  960   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,         989
                                       6.30% due 9/01/2028(l)(m)
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.3%                  6,700   Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%                6,894
                                       due 6/01/2022(f)
                               1,600   Clark County, Nevada, Public Safety, GO, 6% due 3/01/2014                              1,814
                               3,475   Nevada Housing Division, Multi-Unit Housing Revenue Bonds (Arville Electric            3,593
                                       Project), AMT, 6.60% due 10/01/2023(b)

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Nevada (concluded)                     Nevada Housing Division Revenue Bonds AMT:
                             $ 1,235       (Multi-Unit Housing), Issue B, 7.45% due 10/01/2017(b)                         $   1,262
                                 265       (S/F Program), Senior Series E, 7% due 10/01/2019(k)                                 271
                                  95       (S/F Program), Series A, 6.55% due 10/01/2012(k)                                      95
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%           2,675   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds       2,753
                                       (Elliot Hospital), Series B, 5.60% due 10/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.0%                      New Jersey EDA, Cigarette Tax Revenue Bonds:
                               9,080       5.50% due 6/15/2024                                                                9,243
                               2,885       5.75% due 6/15/2029                                                                2,947
                               2,855       5.50% due 6/15/2031                                                                2,864
                               6,695       5.75% due 6/15/2034                                                                6,832
                               8,480   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%               8,615
                                       due 6/01/2041
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%              3,300   Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),      3,330
                                       Series A, 5.80% due 4/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
New York - 12.8%              12,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer      12,512
                                       System Revenue Refunding Bonds, Series B, 5% due 6/15/2036
                               7,875   New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,      10,286
                                       Series 283, 5% due 5/15/2010(a)(j)
                                       New York City, New York, GO:
                                 630       Series I, 6.25% due 4/15/2007(n)                                                     685
                                 520       Series I, 6.25% due 4/15/2007(a)                                                     572
                               1,680       Series I, 6.25% due 4/15/2007(a)(n)                                                1,848
                                 380       Series I, 6.25% due 4/15/2017(n)                                                     415
                              12,400       Series D, 5% due 11/01/2034                                                       12,403
                               7,150       Series F, 5.25% due 1/15/2033                                                      7,345
                                       New York City, New York, GO, Refunding, Series A(f):
                               4,550       6.375% due 5/15/2010(a)(n)                                                         5,341
                               3,450       6.375% due 5/15/2014                                                               3,984
                               5,500   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,         5,581
                                       Series A, 5% due 10/15/2032(h)
                                       New York State Dormitory Authority, Revenue Refunding Bonds:
                               1,000       (Mount Sinai Health) Series A, 6.50% due 7/01/2025                                 1,036
                              11,875       RIB, Series 305, 10.03% due 5/15/2015(c)(j)                                       15,163
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.0%                  2,000   Portland, Oregon, Airport Way, Urban Renewal and Redevelopment Tax Allocation          2,257
                                       Refunding Bonds, Series A, 6% due 6/15/2015(h)
                               3,305   Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 9.96%                   4,063
                                       due 8/01/2020(f)(j)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.0%            2,440   Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital           2,835
                                       Acquisition, 6.125% due 12/15/2010(a)(c)
                               6,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds               6,642
                                       (University of Pennsylvania Medical Center Health System), Series A, 6%
                                       due 1/15/2031
                                       Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                       Revenue Bonds:
                               1,000       (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                            960
                               1,355       (Rieder House Project), Series A, 6.10% due 7/01/2033                              1,300

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania                 $ 9,280   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (Guthrie       $  10,868
(concluded)                            Health Issue), Series B, 7.125% due 12/01/2031
                               1,750   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds         1,910
                                       (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.6%          2,450   Medical University, South Carolina, Hospital Authority, Hospital Facility Revenue      2,609
                                       Refunding Bonds, 6.50% due 8/15/2032
                               5,000   Richland County, South Carolina, Environmental Improvement Revenue Refunding           5,286
                                       Bonds (International Paper), AMT, 6.10% due 4/01/2023
                               2,000   York County, South Carolina, Industrial Revenue Bonds (Hoechst Celanese                1,840
                                       Corporation), AMT, 5.70% due 1/01/2024
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%               2,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling                    2,002
                                       Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022
                                       Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                       Hospital Revenue Refunding Bonds (Methodist Healthcare):
                               4,120       6.50% due 9/01/2012(a)                                                             4,931
                               2,380       6.50% due 9/01/2026(e)                                                             2,818
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 19.5%                          Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                       First Tier, Series A:
                               6,000       6.70% due 1/01/2028                                                                6,347
                               1,290       6.70% due 1/01/2032                                                                1,360
                                       Brazos River Authority, Texas, PCR, Refunding AMT:
                               3,000       (Texas Utilities Electric Company Project), Series B, 5.40% due 5/01/2029          3,092
                               3,055       (Texas Utility Company), Series A, 7.70% due 4/01/2033                             3,605
                              11,870       (Utilities Electric Company), Series B, 5.05% due 6/01/2030                       12,204
                              11,460   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental        12,588
                                       Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                       due 5/15/2033
                               3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue       3,474
                                       Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020(g)
                              10,250   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility     10,844
                                       Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%
                                       due 4/01/2026
                               4,000   Gulf Coast, Texas, IDA (Champion International Corp.), Refunding, 7.125%               4,097
                                       due 4/01/2010
                               3,000   Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds                   3,145
                                       (International Paper Company), AMT, Series A, 6.10% due 8/01/2024
                               5,500   Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior       6,078
                                       Lien, Series G, 5.75% due 11/15/2020(c)
                              10,385   Harris County, Texas, Health Facilities Development Corporation, Revenue              13,444
                                       Refunding Bonds, RITR, Series 6, 9.175% due 12/01/2027(e)(j)
                               1,800   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),          1,819
                                       AMT, 6.375% due 1/01/2023
                               2,030   Mansfield, Texas, Independent School District, GO, Refunding, 6.625%                   2,332
                                       due 2/15/2015
                               9,355   Matagorda County, Texas, Navigation District Number 1 Revenue Refunding Bonds          9,553
                                       (Centerpoint Energy Project), 5.60% due 3/01/2027
                               5,225   Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014        5,943

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                              Face
State                         Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas (concluded)            $ 5,400   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,  $   5,439
                                       6.45% due 11/01/2030
                               5,000   Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,          5,075
                                       6.70% due 11/01/2030
                               6,250   San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 9.56%            7,835
                                       due 2/01/2014(j)
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%                 1,000   Vermont Educational and Health Buildings Financing Agency, Developmental and           1,044
                                       Mental Health Revenue Bonds (Howard Center for Human Services), Series A, 6.375%
                                       due 6/15/2022
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.2%                1,425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),         1,551
                                       Series A, 5.875% due 6/01/2017
                               1,500   Isle of Wight County, Virginia, IDA, Solid Waste Disposal Facilities Revenue           1,535
                                       Bonds (Union Camp Corporation Project), AMT, 6.55% due 4/01/2024
                               3,320   Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J, Sub-Series          3,424
                                       J-1, 5.20% due 7/01/2019(c)
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.4%                      Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS(j):
                               5,330       Series 248, 9.532% due 7/01/2018(c)                                                6,638
                               3,510       Series 255, 10.027% due 7/01/2018(h)                                               4,494
                               7,350       Series 256, 10.032% due 7/01/2017(c)                                               9,412
                               2,440   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing              2,394
                                       Project), 6.125% due 12/01/2032
                               8,100   Washington State, GO, Trust Receipts, Class R, Series 6, 9.904%                       10,015
                                       due 1/01/2014(i)(j)
                              14,320   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear         18,123
                                       Project Number 1), Series B, 7.125% due 7/01/2016
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.6%               4,465   Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue       4,422
                                       Bonds, 6.125% due 6/01/2027
                               1,770   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025              1,783
                               5,000   Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue          5,191
                                       Bonds (Hudson Memorial Hospital), 5.70% due 1/15/2029(k)
                               4,540   Wisconsin State Health and Educational Facilities Authority Revenue Bonds              4,762
                                       (Synergyhealth Inc.), 6% due 11/15/2032
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.2%                         Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                       Project), AMT:
                               5,425       Series A, 7% due 6/01/2024                                                         5,521
                               7,475       Series B, 6.90% due 9/01/2024                                                      7,580
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.4%     8,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa        8,682
                                       Coker Project), AMT, 6.50% due 7/01/2021
                                       --------------------------------------------------------------------------------------------
                                       Total Municipal Bonds (Cost - $860,204) - 152.3%                                     924,005
-----------------------------------------------------------------------------------------------------------------------------------

                              Shares
                                Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                              15,458   Merrill Lynch Institutional Tax-Exempt Fund(o)                                        15,458
                                       --------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $15,458) - 2.5%                                   15,458
-----------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (Cost - $875,662*) - 154.8%                                                              939,463

                 Other Assets Less Liabilities - 0.2%                                                                         1,310

                 Preferred Stock, at Redemption Value - (55.0%)                                                            (334,017)
                                                                                                                          ---------
                 Net Assets Applicable to Common Stock - 100.0%                                                           $ 606,756
                                                                                                                          =========

MuniVest Fund, Inc.

* The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 875,702
                                                                      =========
      Gross unrealized appreciation                                   $  64,995
      Gross unrealized depreciation                                      (1,234)
                                                                      ---------
      Net unrealized appreciation                                     $  63,761
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(k)   FHA Insured.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n)   XL Capital Insured.
(o) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                              Net       Dividend
      Affiliate                                          Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
         Tax-Exempt Fund                                 (22,200)       $     67
      --------------------------------------------------------------------------

MuniVest Fund, Inc.

Schedule of Investments as of November 30, 2004 (concluded)

      Forward interest rate swaps outstanding as of November 30, 2004 were as follows:


                                                                           (in Thousands)
      -----------------------------------------------------------------------------------
                                                               Notional       Unrealized
                                                                Amount       Appreciation
      -----------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and
      pay a fixed rate of 3.476% interest
         Broker, J.P. Morgan Chase Bank
         Expires December 2014                                 $  7,000       $       126

      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and
      pay a fixed rate of 3.691% interest
         Broker, J.P. Morgan Chase Bank
         Expires January 2015                                  $ 24,000                46

      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and
      pay a fixed rate of 3.515% interest
         Broker, J.P. Morgan Chase Bank
         Expires January 2015                                  $ 43,500               733

      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and
      pay a fixed rate of 3.619% interest
         Broker, J.P. Morgan Chase Bank
         Expires February 2015                                 $ 20,200               202
      -----------------------------------------------------------------------------------
      Total                                                                   $     1,107
                                                                              ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniVest Fund, Inc.

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    President
    MuniVest Fund, Inc.

Date: January 13, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund, Inc.

Date: January 13, 2005